Property and Equipment	12 Months Ended
Jun. 30, 2024
Property and Equipment
Property and Equipment

Note 5. Property and Equipment

Property and equipment consist of the following:

	June 30, 2024	June 30, 2023
Furniture and fixtures	$127,050	$172,663
Computer equipment	112,397	156,283
Internal use software	570,645	608,949
Manufacturing equipment	1,927,974	3,325,525
Leasehold improvements	767,418	-
Building	4,005,516	4,611,248
Vehicles	89,359	261,362
Property and equipment, gross	7,600,360	9,136,030
Less accumulated depreciation	(1,268,288)	(1,693,407)
Less building classified as available for sale	(4,005,516)	(4,611,248)
	$2,356,556	$2,831,375

Depreciation expense for the years ended June 30, 2024 and 2023 was $1,268,355 and $913,246, respectively.